NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED APRIL 30, 2019

TO STATEMENTS OF ADDITIONAL INFORMATION

Nuveen Investment Trust

Statement of Additional Information dated

October 31, 2018

Statement of Additional Information dated

December 31, 2018

Nuveen Investment Trust II

Statement of Additional Information dated

November 27, 2018

Statements of Additional Information dated

November 30, 2018

Statement of Additional Information dated

December 31, 2018

Nuveen Investment Trust III

Statement of Additional Information dated

January 31, 2019

Nuveen Investment Trust V

Statement of Additional Information dated

November 15, 2018

Statement of Additional Information dated

November 30, 2018

Statements of Additional Information dated

January 31, 2019

Nuveen Investment Funds, Inc.

Statement of Additional Information dated

October 31, 2018

Statement of Additional Information dated

February 28, 2019

1.	The first paragraph under “Management – Sales Loads” is deleted in its entirety and replaced with the following:

The trustees/directors of the Nuveen Funds and certain other Fund affiliates may purchase a Fund’s Class R6 or Class I shares. See your Fund’s Prospectus for details.

2.	The following is added to the bullet point list in the first paragraph under “Purchase and Redemption of Fund Shares – Class R6 Shares”:

•	Health savings accounts held in plan-level or omnibus accounts

3.	The first sentence of the second paragraph under “Purchase and Redemption of Fund Shares – Class R6 Shares” is deleted and replaced with the following:

There is no minimum initial investment for qualified retirement plans, health savings accounts and 529 savings plans; however, the shares must be held through plan-level or omnibus accounts held on the books of a Fund.

4.	The following is added as the third paragraph under “Purchase and Redemption of Fund Shares – Class R6 Shares”:

Class R6 shares are also available for purchase, with no minimum initial investment, by the following categories of investors:

•	current and former trustees/directors of any Nuveen Fund, and their immediate family members;
•	officers of Nuveen, LLC and its affiliates, and their immediate family members; and
•

full-time and retired employees of Nuveen, LLC and its affiliates, and their immediate family members, including any corporation, partnership, sole proprietorship or other business organization that is wholly owned by one or more of such persons.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MMFSAI-0419P